Quarterly Report
March 31, 2025
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 1.9%
Kweichow Moutai Co. Ltd., “A”	4,200	$904,091
Apparel Manufacturers – 3.0%
LVMH Moet Hennessy Louis Vuitton SE	1,296	$809,122
NIKE, Inc., “B”	10,159	644,893
		$1,454,015
Automotive – 0.9%
Aptiv PLC (a)	7,692	$457,674
Broadcasting – 1.2%
Walt Disney Co.	5,654	$558,050
Brokerage & Asset Managers – 2.7%
Brookfield Asset Management Ltd.	8,953	$433,387
Charles Schwab Corp.	6,021	471,324
CME Group, Inc.	1,500	397,935
		$1,302,646
Business Services – 8.1%
Accenture PLC, “A”	4,126	$1,287,477
CGI, Inc.	6,798	678,643
Experian PLC	5,711	264,690
Fiserv, Inc. (a)	3,591	793,001
Thompson Reuters Corp.	505	87,145
TransUnion	10,103	838,448
		$3,949,404
Computer Software – 8.8%
Microsoft Corp.	7,728	$2,901,014
OBIC Co. Ltd.	15,200	438,578
Salesforce, Inc.	3,511	942,212
		$4,281,804
Computer Software - Systems – 3.4%
Apple, Inc.	4,865	$1,080,663
Cap Gemini S.A.	3,672	549,093
		$1,629,756
Construction – 2.9%
Otis Worldwide Corp.	5,438	$561,201
Pool Corp.	1,037	330,129
Sherwin-Williams Co.	1,456	508,421
		$1,399,751
Consumer Products – 3.3%
Church & Dwight Co., Inc.	9,918	$1,091,873
Estée Lauder Cos., Inc., “A”	7,633	503,778
		$1,595,651
Electrical Equipment – 5.4%
Amphenol Corp., “A”	10,894	$714,537
Hubbell, Inc.	1,799	595,307
Schneider Electric SE	3,703	857,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity PLC	3,259	$460,562
		$2,627,587
Electronics – 6.3%
Analog Devices, Inc.	1,828	$368,653
NVIDIA Corp.	9,367	1,015,195
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,581	1,424,446
Texas Instruments, Inc.	1,441	258,948
		$3,067,242
Food & Beverages – 3.6%
McCormick & Co., Inc.	7,532	$619,959
Nestle S.A.	3,975	401,982
PepsiCo, Inc.	4,856	728,108
		$1,750,049
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	2,481	$564,551
General Merchandise – 1.2%
B&M European Value Retail S.A.	72,998	$246,141
Dollarama, Inc.	3,162	338,118
		$584,259
Insurance – 3.4%
Aon PLC	2,869	$1,144,989
Marsh & McLennan Cos., Inc.	2,035	496,601
		$1,641,590
Interactive Media Services – 1.8%
Alphabet, Inc., “A”	3,657	$565,519
NAVER Corp.	2,291	298,887
		$864,406
Internet – 1.0%
Gartner, Inc. (a)	1,122	$470,948
Leisure & Toys – 2.9%
Tencent Holdings Ltd.	21,700	$1,382,996
Machinery & Tools – 3.5%
Daikin Industries Ltd.	5,600	$607,977
Eaton Corp. PLC	2,753	748,348
Graco, Inc.	4,058	338,884
		$1,695,209
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	2,107	$368,704
Veeva Systems, Inc. (a)	1,001	231,862
		$600,566
Medical Equipment – 10.8%
Agilent Technologies, Inc.	7,880	$921,803
Becton, Dickinson and Co.	3,255	745,590
Boston Scientific Corp. (a)	5,989	604,170
Danaher Corp.	3,019	618,895
Mettler-Toledo International, Inc. (a)	504	595,179
STERIS PLC	4,739	1,074,094
Stryker Corp.	932	346,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	622	$309,507
		$5,216,175
Other Banks & Diversified Financials – 10.1%
Credicorp Ltd.	3,321	$618,237
HDFC Bank Ltd.	54,707	1,165,255
Julius Baer Group Ltd.	3,580	247,285
Mastercard, Inc., “A”	813	445,622
Moody's Corp.	1,342	624,956
Visa, Inc., “A”	5,112	1,791,551
		$4,892,906
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	3,122	$484,599
Railroad & Shipping – 2.0%
Canadian Pacific Kansas City Ltd.	13,833	$971,215
Restaurants – 0.4%
Starbucks Corp.	1,975	$193,728
Specialty Chemicals – 0.6%
Sika AG	1,227	$297,211
Specialty Stores – 1.9%
Ross Stores, Inc.	3,723	$475,762
TJX Cos., Inc.	3,791	461,744
		$937,506
Telecom - Infrastructure – 2.7%
American Tower Corp., REIT	4,153	$903,693
Cellnex Telecom S.A.	11,906	422,652
		$1,326,345
Utilities - Electric Power – 2.1%
CMS Energy Corp.	13,581	$1,020,069
Total Common Stocks		$48,121,999
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	481,531	$481,579

Other Assets, Less Liabilities – (0.3)%		(143,265)
Net Assets – 100.0%		$48,460,313
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $481,579 and $48,121,999, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$34,193,068	$—	$—	$34,193,068
Canada	2,508,508	—	—	2,508,508
China	904,091	1,382,996	—	2,287,087
France	—	2,215,396	—	2,215,396
Taiwan	1,424,446	—	—	1,424,446
India	—	1,165,255	—	1,165,255
Japan	—	1,046,555	—	1,046,555
Switzerland	—	946,478	—	946,478
Peru	618,237	—	—	618,237
Other Countries	907,251	809,718	—	1,716,969
Investment Companies	481,579	—	—	481,579
Total	$41,037,180	$7,566,398	$—	$48,603,578
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$571,042	$1,775,746	$1,865,137	$(16)	$(56)	$481,579
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,696	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	71.2%
Canada	5.2%
China	4.7%
France	4.6%
Taiwan	2.9%
India	2.4%
Japan	2.2%
Switzerland	1.9%
Peru	1.3%
Other Countries	3.6%